Loans and borrowings (Tables)	9 Months Ended
Sep. 30, 2023
Loans and borrowings
Schedule of composition of loans and borrowings

	Interest rate*		September 30,	December 31,
	2023	2022	2023	2022
			(Unaudited)
Local currency
Bonds	9.4%	9.8%	4,833,891	4,965,653
Syndicate and commercial loans (1)	10.8%	11.5%	3,377,210	2,171,462
Lease liabilities (2)	8.4%	8.0%	905,165	844,734
			9,116,266	7,981,849
Foreign currency
Bonds (3)	6.5%	6.0%	77,342,221	82,432,647
Commercial and syndicate loans (4)	7.4%	4.6%	22,312,308	23,537,675
Loans from related parties (Nota 30)	6.0%	5.9%	715,020	815,056
Lease liabilities (2)	6.0%	6.0%	242,861	367,612
			100,612,410	107,152,990
			109,728,676	115,134,839
Current			17,616,493	22,198,583
Non–current			92,112,183	92,936,256
			109,728,676	115,134,839

* Weighted average effective interest rate for the end of each period.

(1)	Corresponds mainly to the acquisition of a commercial loan in pesos with Bancolombia S.A. in Ecopetrol SA. with IBR 6M rate +4.9% and maturity September 2028.
(2)	Corresponds to the present value of the payments to be made during the term of the operating lease contracts for pipelines, tanks, real estate, and vehicles, recognized because of the implementation of IFRS 16 - Leases. See Note 16 (Note 15).
(3)	The variation is mainly due to the revaluation of the Colombian peso in $756.44 pesos by dollar and the repurchase of international bonds with maturity date September 2023 and coupon rate of 5.875% for USD$978 million in Ecopetrol S.A. This effect is partially offset by the issuance in January 2023 of USD$2,000 million with maturity date January 2033 and coupon rate of 8.875%.
(4)	It includes an acquisition of syndicated loan in September 2023, for $800 MUSD with international banks.

Schedule of maturity of loans and borrowings

The following is the maturity profile of loans and borrowings as of September 30, 2023:

	Up to 1 year	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	781,760	1,324,238	1,148,399	1,579,494	4,833,891
Syndicate and commercial loans	777,934	1,191,542	336,703	1,071,031	3,377,210
Lease liabilities	193,845	544,264	165,517	1,539	905,165
	1,753,539	3,060,044	1,650,619	2,652,064	9,116,266
Foreign currency
Bonds	5,767,419	25,214,129	28,822,440	17,538,233	77,342,221
Syndicate and commercial loans	9,289,437	10,921,672	1,431,243	669,956	22,312,308
Loans from related parties	715,020	—	—	—	715,020
Lease liabilities	91,078	129,272	22,511	—	242,861
	15,862,954	36,265,073	30,276,194	18,208,189	100,612,410
Balance as of September 30, 2023 (Unaudited)	17,616,493	39,325,117	31,926,813	20,860,253	109,728,676